UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Large Cap Blend Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2006 to December 31, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

December 31, 2006

■  CREDIT SUISSE
  LARGE CAP BLEND FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Ave., New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of December 31, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Blend Fund

Annual Investment Adviser's Report

December 31, 2006 (unaudited)

January 23, 2007

Dear Shareholder:

Performance Summary

01/01/06 – 12/31/06

Fund & Benchmark	Performance
Common[1]	10.44%
Class A1,2	10.48%
Class B1,2	9.67%
Class C1,2	9.61%
S&P 500 Index[3]	15.79%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Strong Growth Follows Reduced Oil Prices and Strong Corporate Earnings

For the 12-month period, global markets became more optimistic about risk. This was due to an abundance of liquidity in the financial system. Overall market volatility peaked in the spring, but ended the year roughly where it began, well below its 17-year historic average. Global equities, bonds, commodities, and real estate also rallied as a result of a more benign inflation outlook following a pause in interest rate hikes by the U.S. Federal Reserve in August, leaving the Fed Funds rate at 5.25%. Consequently, equity markets around the globe rebounded with the U.S. equity market, as measured by the S&P 500, gaining 15.79% for the year, while the S&P 600, a measure of small capitalization stocks, rose 15.12%.

Equity markets experienced a correction in late spring as short-lived worries about inflation grew and investor appetite for risk decreased temporarily. While concerns about the housing market still exist, reduced geopolitical risks, more bearable oil prices, and a robust corporate sector fueled strong growth in U.S. equity markets in the second half of 2006. On the macroeconomic front, real (inflation-adjusted) Gross Domestic Product (GDP) in the United States slowed in the third quarter as a result of still-subdued consumer spending and signs of a manufacturing slowdown combined with the increased drag from the deflation of the housing bubble. However, consumer confidence and home sales both rebounded in the fourth quarter.

Telecommunications services and energy stocks were the best performers in the S&P 500, posting returns of 32.1% and 22.2%, respectively, for the year. Healthcare and information technology were the greatest laggards, with returns of 5.8% and 7.7%, respectively.

Strategic Review and Outlook: Expecting Positives to Outweigh Negatives for 2007

For the year ended December 31, 2006, the Fund's Class A shares returned 10.48% as compared to 15.79% for the S&P 500 Index.

Credit Suisse Large Cap Blend Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

While we believe the U.S. housing market is unlikely to rebound sharply, there is evidence that the market is stabilizing and that the potential spillover effect to the general economy will be limited. Other indicators seem reasonably robust pointing to minimal risk of the U.S. economy slipping into recession in 2007. Inflation and short-term interest rates should remain greatly important as the Fed attempts to navigate its way to a "soft landing" for the U.S. economy. This is where the economy is weak enough to hold inflation in check but strong enough to keep employment and profits on a moderate growth path. Although inflation generally trended down in 2006, threats from the overall rate of economic expansion and the tightening labor market remain. The yield on the 10-year Treasury note fell through most of the latter half of the year to well below 5%. However, bond market participants now believe the Fed has finished tightening, with only a minor risk of future Fed easing.

While U.S. equity markets look a little stretched technically, we believe that positives should outweigh negatives in 2007 as long as geopolitical risks remain mitigated, oil prices stay off their August 2006 highs, corporate earnings growth remains robust, and the labor market remains accommodative. We anticipate, therefore, a good year for equity investors.

Effective December 1, 2006, the Fund's investment strategy changed to a quantitative approach. Securities are being selected using proprietary quantitative stock selection models rather than the more traditional fundamental analysis approach. The Credit Suisse Quantitative Strategies Group is now responsible for the day-to-day portfolio management of the Fund. The group currently consists of Joseph Cherian, William Weng and Todd Jablonski. Please see the prospectus for more information.

The Credit Suisse Quantitative Strategies Group

Joseph Cherian

William Weng

Todd Jablonski

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Large Cap Blend Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Blend Fund1 Common Class shares and
the S&P 500 Index3,4 from Inception (10/30/98).

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Blend Fund1 Class A shares2, Class B shares2,
Class C shares2 and the S&P 500 Index3,5 from Inception (07/31/01).

Credit Suisse Large Cap Blend Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Average Annual Returns as of December 31, 20061

	1 Year	5 Years	Since Inception
Common Class	10.44%	2.35%	4.51%
Class A Without Sales Charge	10.48%	2.38%	1.24%
Class A With Maximum Sales Charge	4.11%	1.17%	0.14%
Class B Without CDSC	9.67%	1.60%	0.48%
Class B With CDSC	5.67%	1.60%	0.48%
Class C Without CDSC	9.61%	1.57%	0.42%
Class C With CDSC	8.61%	1.57%	0.42%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share prices will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%) was 4.11%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge of 4.00%), was 5.67%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge of 1.00%), was 8.61%.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

4  Performance for the index is not available for the period October 30, 1998 (commencement of operations). For that reason, performance is shown for the period beginning November 1, 1998.

5  Performance for the index is not available for the period July 31, 2001 (commencement of operations). For that reason, performance is shown for the period beginning August 31, 2001.

Credit Suisse Large Cap Blend Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Blend Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended December 31, 2006

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 7/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/06	$1,116.20	$1,116.70	$1,112.60	$1,112.60
Expenses Paid per $1,000*	$6.93	$6.94	$10.92	$10.92
Hypothetical 5% Fund Return
Beginning Account Value 7/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/06	$1,018.65	$1,018.65	$1,014.87	$1,014.87
Expenses Paid per $1,000*	$6.61	$6.61	$10.41	$10.41
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.30%	1.30%	2.05%	2.05%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expense Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Blend Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Large Cap Blend Fund

Schedule of Investments

December 31, 2006

	Number of Shares	Value
COMMON STOCKS (99.0%)
Aerospace & Defense (3.0%)
L-3 Communications Holdings, Inc.§	4,800	$392,544
Lockheed Martin Corp.	5,400	497,178
Northrop Grumman Corp.§	6,700	453,590
Raytheon Co.	8,800	464,640
		1,807,952
Air Freight & Couriers (1.4%)
FedEx Corp.	3,700	401,894
Ryder System, Inc.	6,800	347,208
United Parcel Service, Inc. Class B	800	59,984
		809,086
Banks (4.8%)
Bank of America Corp.	14,301	763,530
Northern Trust Corp.§	6,900	418,761
PNC Financial Services Group, Inc.	1,400	103,656
Wachovia Corp.§	2,400	136,680
Wells Fargo & Co.	39,600	1,408,176
		2,830,803
Beverages (2.0%)
Coca-Cola Co.	1,900	91,675
Molson Coors Brewing Co. Class B§	5,100	389,844
Pepsi Bottling Group, Inc.	11,600	358,556
PepsiCo, Inc.	5,900	369,045
		1,209,120
Biotechnology (1.1%)
Amgen, Inc.*	9,400	642,114
Chemicals (1.8%)
Dow Chemical Co.	13,000	519,220
PPG Industries, Inc.	5,900	378,839
Rohm & Haas Co.	3,000	153,360
		1,051,419
Commercial Services & Supplies (0.6%)
R. R. Donnelley & Sons Co.§	10,700	380,278
Commingled Fund (1.7%)
iShares S&P 500 Index Fund§	7,200	1,022,400
Communications Equipment (1.8%)
Cisco Systems, Inc.*	19,500	532,935
Motorola, Inc.	26,900	553,064
		1,085,999
Computers & Peripherals (4.6%)
Apple Computer, Inc.*	600	50,904
Dell, Inc.*§	3,100	77,779
Hewlett-Packard Co.	21,200	873,228

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund

Schedule of Investments (continued)

December 31, 2006

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
International Business Machines Corp.	15,600	$1,515,540
Lexmark International, Inc. Class A*§	3,400	248,880
		2,766,331
Diversified Financials (12.0%)
Capital One Financial Corp.	8,300	637,606
Citigroup, Inc.	22,600	1,258,820
Countrywide Financial Corp.	11,400	483,930
Fannie Mae	2,300	136,597
Franklin Resources, Inc.	600	66,102
Freddie Mac	7,400	502,460
Goldman Sachs Group, Inc.	3,700	737,595
JPMorgan Chase & Co.	21,400	1,033,620
Lehman Brothers Holdings, Inc.	1,200	93,744
Merrill Lynch & Co., Inc.	7,900	735,490
Morgan Stanley	11,900	969,017
SLM Corp.	9,500	463,315
		7,118,296
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	28,100	1,004,575
BellSouth Corp.	1,300	61,243
CenturyTel, Inc.§	8,700	379,842
Verizon Communications, Inc.	10,400	387,296
		1,832,956
Electric Utilities (2.8%)
DTE Energy Co.§	8,200	396,962
Edison International§	8,900	404,772
FirstEnergy Corp.	7,200	434,160
PG & E Corp.§	9,100	430,703
		1,666,597
Electronic Equipment & Instruments (1.2%)
Jabil Circuit, Inc.§	2,600	63,830
Tektronix, Inc.§	7,900	230,443
Thermo Fisher Scientific, Inc.*	9,700	439,313
		733,586
Energy Equipment & Services (1.1%)
BJ Services Co.	8,300	243,356
Halliburton Co.	11,100	344,655
Schlumberger, Ltd.	900	56,844
		644,855

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund

Schedule of Investments (continued)

December 31, 2006

	Number of Shares	Value
COMMON STOCKS
Food & Drug Retailing (1.7%)
CVS Corp.	10,500	$324,555
Kroger Co.	10,900	251,463
Safeway, Inc.§	13,100	452,736
		1,028,754
Food Products (0.7%)
Archer-Daniels-Midland Co.	13,000	415,480
Healthcare Equipment & Supplies (0.1%)
Becton, Dickinson & Co.	1,200	84,180
Healthcare Providers & Services (3.8%)
Aetna, Inc.	20,400	880,872
Humana, Inc.*§	7,500	414,825
McKesson Corp.	8,400	425,880
UnitedHealth Group, Inc.	10,400	558,792
		2,280,369
Hotels, Restaurants & Leisure (0.4%)
Darden Restaurants, Inc.	5,800	232,986
Household Durables (0.7%)
Harman International Industries, Inc.	600	59,946
Whirlpool Corp.§	4,400	365,288
		425,234
Household Products (1.6%)
Procter & Gamble Co.	15,200	976,904
Industrial Conglomerates (4.3%)
General Electric Co.	37,300	1,387,933
Honeywell International, Inc.§	11,800	533,832
Tyco International, Ltd.	20,600	626,240
		2,548,005
Insurance (6.5%)
ACE, Ltd.§	7,500	454,275
Aflac, Inc.	3,900	179,400
Allstate Corp.§	8,300	540,413
American International Group, Inc.§	7,000	501,620
Hartford Financial Services Group, Inc.	11,400	1,063,734
Loews Corp.§	4,200	174,174
Prudential Financial, Inc.	6,500	558,090
XL Capital, Ltd., Class A§	5,700	410,514
		3,882,220
Internet Software & Services (0.7%)
Google, Inc. Class A*	900	414,432
IT Consulting & Services (1.2%)
Computer Sciences Corp.*§	5,800	309,546
Electronic Data Systems Corp.	15,200	418,760
		728,306

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund

Schedule of Investments (continued)

December 31, 2006

	Number of Shares	Value
COMMON STOCKS
Leisure Equipment & Products (1.5%)
Eastman Kodak Co.§	13,500	$348,300
Hasbro, Inc.	11,400	310,650
Mattel, Inc.	11,600	262,856
		921,806
Machinery (3.2%)
Cummins, Inc.§	3,100	366,358
Dover Corp.	7,900	387,258
Eaton Corp.	5,200	390,728
Navistar International Corp.*§	11,100	371,073
Parker Hannifin Corp.§	4,700	361,336
		1,876,753
Media (1.6%)
CBS Corp. Class B	2,000	62,360
Comcast Corp. Class A*§	1,400	59,262
News Corp. Class A	2,800	60,144
Time Warner, Inc.§	2,800	60,984
Walt Disney Co.	19,900	681,973
		924,723
Metals & Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc. Class B§	6,500	362,245
Phelps Dodge Corp.	2,200	263,384
		625,629
Multiline Retail (1.7%)
Big Lots, Inc.*§	2,600	59,592
Federated Department Stores, Inc.	10,900	415,617
Kohl's Corp.*	5,500	376,365
Wal-Mart Stores, Inc.§	3,900	180,102
		1,031,676
Oil & Gas (9.0%)
Chevron Corp.	20,900	1,536,777
ConocoPhillips	12,600	906,570
Devon Energy Corp.	800	53,664
Exxon Mobil Corp.	31,700	2,429,171
Marathon Oil Corp.	4,800	444,000
		5,370,182
Pharmaceuticals (7.0%)
Barr Pharmaceuticals, Inc.*	5,200	260,624
Forest Laboratories, Inc.*§	5,100	258,060
Johnson & Johnson	18,500	1,221,370
Merck & Company, Inc.	4,600	200,560
Mylan Laboratories, Inc.§	18,100	361,276
Pfizer, Inc.	42,900	1,111,110

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund

Schedule of Investments (continued)

December 31, 2006

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals
Schering-Plough Corp.	22,600	$534,264
Watson Pharmaceuticals, Inc.*§	9,300	242,079
		4,189,343
Real Estate (0.5%)
CB Richard Ellis Group, Inc. Class A*	5,900	195,880
Simon Property Group, Inc.	900	91,161
		287,041
Road & Rail (1.7%)
CSX Corp.	2,200	75,746
Norfolk Southern Corp.	9,000	452,610
Union Pacific Corp.§	5,100	469,302
		997,658
Semiconductor Equipment & Products (2.9%)
Advanced Micro Devices, Inc.*	11,700	238,095
Intel Corp.	11,000	222,750
Micron Technology, Inc.*	27,200	379,712
Texas Instruments, Inc.	29,900	861,120
		1,701,677
Software (1.9%)
Intuit, Inc.*	8,200	250,182
Microsoft Corp.	27,700	827,122
Oracle Corp.*	3,100	53,134
		1,130,438
Specialty Retail (1.4%)
Abercrombie & Fitch Co. Class A§	800	55,704
Home Depot, Inc.	1,500	60,240
Office Depot, Inc.*	8,000	305,360
TJX Companies, Inc.	13,400	382,168
		803,472
Tobacco (0.8%)
Altria Group, Inc.	5,400	463,428
TOTAL COMMON STOCKS (Cost $53,545,861)		58,942,488
SHORT-TERM INVESTMENTS (19.4%)
State Street Navigator Prime Portfolio§§	10,799,446	10,799,446

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund

Schedule of Investments (continued)

December 31, 2006

	Par (000)	Value
SHORT-TERM INVESTMENTS
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 1/02/07	$765	$765,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,564,446)		11,564,446
TOTAL INVESTMENTS AT VALUE (118.4%) (Cost $65,110,307)		70,506,934
LIABILITIES IN EXCESS OF OTHER ASSETS (-18.4%)		(10,950,826)
NET ASSETS (100.0%)		$59,556,108

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund

Statement of Assets and Liabilities

December 31, 2006

Assets
Investments at value, including collateral for securities on loan of $10,799,446 (Cost $65,110,307) (Note 2)	$70,506,934[1]
Cash	392
Dividend and interest receivable	67,766
Receivable for fund shares sold	483
Prepaid expenses and other assets	21,624
Total Assets	70,597,199
Liabilities
Advisory fee payable (Note 3)	26,010
Administrative services fee payable (Note 3)	9,577
Distribution fee payable (Note 3)	16,574
Payable upon return of securities loaned (Note 2)	10,799,446
Payable for fund shares redeemed	129,546
Other accrued expenses payable	59,938
Total Liabilities	11,041,091
Net Assets
Capital stock, $0.001 par value (Note 6)	4,678
Paid-in capital (Note 6)	51,825,598
Undistributed net investment income	12,399
Accumulated net realized gain on investments	2,316,806
Net unrealized appreciation from investments	5,396,627
Net Assets	$59,556,108
Common Shares
Net assets	$2,201,995
Shares outstanding	173,208
Net asset value, offering price, and redemption price per share	$12.71
A Shares
Net assets	$51,492,726
Shares outstanding	4,029,817
Net asset value and redemption price per share	$12.78
Maximum offering price per share (net asset value/(1-5.75%))	$13.56
B Shares
Net assets	$5,010,394
Shares outstanding	405,815
Net asset value and offering price per share	$12.35
C Shares
Net assets	$850,993
Shares outstanding	69,125
Net asset value and offering price per share	$12.31

1  Including $10,555,931 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund

Statement of Operations

For the Year Ended December 31, 2006

Investment Income (Note 2)
Dividends	$1,035,637
Interest	26,863
Securities lending	1,588
Total investment income	1,064,088
Expenses
Investment advisory fees (Note 3)	455,363
Administrative services fees (Note 3)	75,640
Distribution fees (Note 3)
Common Class	6,390
Class A	131,010
Class B	64,814
Class C	9,763
Transfer agent fees (Note 3)	90,054
Registration fees	68,731
Printing fees (Note 3)	29,725
Directors' fees	23,124
Audit and tax fees	22,144
Legal fees	17,199
Custodian fees	14,815
Insurance expense	6,091
Commitment fees (Note 4)	1,621
Interest expense (Note 4)	443
Miscellaneous expense	9,006
Total expenses	1,025,933
Less: fees waived (Note 3)	(158,575)
Net expenses	867,358
Net investment income	196,730
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	7,902,930
Net change in unrealized appreciation (depreciation) from investments	(2,069,864)
Net realized and unrealized gain from investments	5,833,066
Net increase in net assets resulting from operations	$6,029,796

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statements of Changes in Net Assets

	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
From Operations
Net investment income	$196,730	$147,041
Net realized gain from investments	7,902,930	6,624,939
Net change in unrealized appreciation (depreciation) from investments	(2,069,864)	(5,106,356)
Net increase in net assets resulting from operations	6,029,796	1,665,624
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(12,718)	(16,332)
Class A shares	(171,613)	(310,397)
Class B shares	—	(4,698)
Class C shares	—	(623)
Distributions from net realized gains
Common Class shares	(118,301)	(110,598)
Class A shares	(2,784,526)	(2,237,090)
Class B shares	(286,047)	(333,667)
Class C shares	(47,762)	(46,449)
Net decrease in net assets resulting from dividends and distributions	(3,420,967)	(3,059,854)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,730,284	2,342,378
Reinvestment of dividends and distributions	2,949,178	2,668,195
Net asset value of shares redeemed	(17,192,669)	(16,365,188)
Net decrease in net assets from capital share transactions	(12,513,207)	(11,354,615)
Net decrease in net assets	(9,904,378)	(12,748,845)
Net Assets
Beginning of year	69,460,486	82,209,331
End of year	$59,556,108	$69,460,486
Undistributed net investment income	$12,399	$—

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,		For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	2006	2005	2004[1]	2004	2003	2002
Per share data
Net asset value, beginning of period	$12.23	$12.45	$12.01	$11.42	$10.66	$13.39
INVESTMENT OPERATIONS
Net investment income	0.05[2]	0.04[2]	0.052	0.03[2]	0.01	0.01[2]
Net gain (loss) on investments (both realized and unrealized)	1.22	0.30	1.21	0.57	0.76	(2.71)
Total from investment operations	1.27	0.34	1.26	0.60	0.77	(2.70)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.07)	(0.01)	(0.01)	(0.01)	(0.01)
Distributions from net realized gains	(0.72)	(0.49)	(0.81)	—	—	(0.02)
Total dividends and distributions	(0.79)	(0.56)	(0.82)	(0.01)	(0.01)	(0.03)
Net asset value, end of period	$12.71	$12.23	$12.45	$12.01	$11.42	$10.66
Total return[3]	10.44%	2.70%	10.70%	5.25%	7.26%	(20.21)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,202	$2,809	$3,471	$4,383	$5,653	$4,545
Ratio of expenses to average net assets	1.30%	1.30%	1.30%[4]	1.30%	1.25%	1.19%
Ratio of net investment income to average net assets	0.40%	0.32%	1.37%[4]	0.23%	0.17%	0.12%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.26%	0.32%[4]	0.40%	2.87%	2.24%
Portfolio turnover rate	106%	101%	34%	168%	155%	122%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,		For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	2006	2005	2004[1]	2004	2003	2002
Per share data
Net asset value, beginning of period	$12.26	$12.48	$12.04	$11.44	$10.67	$13.39
INVESTMENT OPERATIONS
Net investment income	0.05[2]	0.04[2]	0.06[2]	0.04[2]	0.01	0.01[2]
Net gain (loss) on investments (both realized and unrealized)	1.23	0.30	1.20	0.57	0.77	(2.70)
Total from investment operations	1.28	0.34	1.26	0.61	0.78	(2.69)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.07)	(0.01)	(0.01)	(0.01)	(0.01)
Distributions from net realized gains	(0.72)	(0.49)	(0.81)	—	—	(0.02)
Total dividends and distributions	(0.76)	(0.56)	(0.82)	(0.01)	(0.01)	(0.03)
Net asset value, end of period	$12.78	$12.26	$12.48	$12.04	$11.44	$10.67
Total return[3]	10.48%	2.69%	10.67%	5.33%	7.28%	(20.13)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$51,493	$57,200	$63,160	$61,089	$1,778	$566
Ratio of expenses to average net assets	1.30%	1.30%	1.30%[4]	1.30%	1.25%	1.19%
Ratio of net investment income to average net assets	0.40%	0.32%	1.37%[4]	0.32%	0.22%	0.09%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.26%	0.32%[4]	0.39%	2.90%	2.30%
Portfolio turnover rate	106%	101%	34%	168%	155%	122%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,		For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	2006	2005	2004[1]	2004	2003	2002
Per share data
Net asset value, beginning of period	$11.92	$12.18	$11.78	$11.27	$10.59	$13.38
INVESTMENT OPERATIONS
Net investment income (loss)	(0.04)[2]	(0.05)[2]	0.022	(0.05)[2]	(0.06)[2]	(0.06)[2]
Net gain (loss) on investments (both realized and unrealized)	1.19	0.29	1.19	0.56	0.74	(2.71)
Total from investment operations	1.15	0.24	1.21	0.51	0.68	(2.77)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.01)	—	—	—	—
Distributions from net realized gains	(0.72)	(0.49)	(0.81)	—	—	(0.02)
Total dividends and distributions	(0.72)	(0.50)	(0.81)	—	—	(0.02)
Net asset value, end of period	$12.35	$11.92	$12.18	$11.78	$11.27	$10.59
Total return[3]	9.67%	1.91%	10.44%	4.53%	6.42%	(20.75)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,010	$8,342	$13,714	$14,745	$1,109	$518
Ratio of expenses to average net assets	2.05%	2.05%	2.05%[4]	2.05%	2.00%	1.94%
Ratio of net investment income (loss) to average net assets	(0.35)%	(0.44)%	0.62%[4]	(0.45)%	(0.55)%	(0.67)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.26%	0.32%[4]	0.39%	2.90%	2.25%
Portfolio turnover rate	106%	101%	34%	168%	155%	122%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,		For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	2006	2005	20041	2004	2003	2002
Per share data
Net asset value, beginning of period	$11.89	$12.15	$11.75	$11.24	$10.56	$13.39
INVESTMENT OPERATIONS
Net investment income (loss)	(0.04)[2]	(0.05)[2]	0.03[2]	(0.06)[2]	(0.06)[2]	(0.06)[2]
Net gain (loss) on investments
(both realized and unrealized)	1.18	0.29	1.18	0.57	0.74	(2.75)
Total from investment operations	1.14	0.24	1.21	0.51	0.68	(2.81)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.01)	—	—	—	—
Distributions from net realized gains	(0.72)	(0.49)	(0.81)	—	—	(0.02)
Total dividends and distributions	(0.72)	(0.50)	(0.81)	—	—	(0.02)
Net asset value, end of period	$12.31	$11.89	$12.15	$11.75	$11.24	$10.56
Total return[3]	9.61%	1.91%	10.47%	4.54%	6.44%	(21.03)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$851	$1,109	$1,864	$2,156	$441	$271
Ratio of expenses to average net assets	2.05%	2.05%	2.05%[4]	2.05%	2.00%	1.94%
Ratio of net investment income (loss) to average net assets	(0.35)%	(0.44)%	0.62%[4]	(0.47)%	(0.55)%	(0.65)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.26%	0.32%[4]	0.39%	2.90%	2.25%
Portfolio turnover rate	106%	101%	34%	168%	155%	122%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund

Notes to Financial Statements

December 31, 2006

Note 1. Organization

Credit Suisse Large Cap Blend Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998. The name of the Fund was changed from Credit Suisse Select Equity Fund, Inc. effective August 8, 2005.

The Fund is authorized to offer six classes of shares: Common Class shares, Advisor Class shares, Institutional Class shares, Class A shares, Class B shares and Class C shares. The Fund currently offers Common Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective October 24, 2002, Institutional Class shares ceased operations. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not

Credit Suisse Large Cap Blend Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 2. Significant Accounting Policies

readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Credit Suisse Large Cap Blend Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 2. Significant Accounting Policies

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended December 31, 2006, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements were $81,912, of which $80,193 was rebated to borrowers (brokers). The Fund retained $1,588 in income from the cash collateral investment, and SSB, as lending agent, was paid $131. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse was entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets through November 30, 2006. Effective December 1, 2006, Credit Suisse agreed to change the investment advisory fee of the Fund from 0.75% to 0.50%. For the year ended December 31, 2006, investment advisory fees earned and voluntarily waived for the Fund were $455,363 and $158,575, respectively. Credit Suisse

Credit Suisse Large Cap Blend Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 3. Transactions with Affiliates and Related Parties

will not recapture from the Fund any fees it waived during the fiscal year ended December 31, 2006. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI received a fee calculated at an annual rate of 0.05% of the Fund's average daily net assets through November 30, 2006. Effective December 1, 2006, the co-administrative fee was increased to an annual rate of 0.09%. For the year ended December 31, 2006, co-administrative services fees earned by CSAMSI were $33,252.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $42,388.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended December 31, 2006, the Fund reimbursed Credit Suisse $1,270, which is included in the Fund's transfer agent expense. For the year ended December 31, 2006, CSAMSI and its affiliates advised the Fund that they retained $694 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended December 31, 2006, Merrill was paid $4,300 for its services to the Fund.

Credit Suisse Large Cap Blend Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2006, the Fund had no loans outstanding under the Credit Facility. During the year ended December 31, 2006, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$1,046,333	5.082%	$1,203,000

Note 5. Purchases and Sales of Securities

For the year ended December 31, 2006, purchases and sales of investment securities (excluding short-term investments) were $65,824,581 and $81,472,808, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

	Common Class
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	10,061	$125,504	2,894	$35,694
Shares issued in reinvestment of dividends and distributions	10,187	129,287	10,165	125,707
Shares redeemed	(76,744)	(975,291)	(62,116)	(767,303)
Net decrease	(56,496)	$(720,500)	(49,057)	$(605,902)

Credit Suisse Large Cap Blend Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 6. Capital Share Transactions

	Class A
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	116,132	$1,455,066	176,736	$2,196,744
Shares issued in reinvestment of dividends and distributions	199,756	2,542,583	177,984	2,206,481
Shares redeemed	(951,024)	(11,923,669)	(748,706)	(9,275,324)
Net decrease	(635,136)	$(7,926,020)	(393,986)	$(4,872,099)
	Class B
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	7,768	$95,312	5,090	$61,068
Shares issued in reinvestment of dividends and distributions	19,948	244,363	25,333	305,295
Shares redeemed	(321,693)	(3,911,938)	(456,555)	(5,522,816)
Net decrease	(293,977)	$(3,572,263)	(426,132)	$(5,156,453)
	Class C
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	4,458	$54,402	4,098	$48,872
Shares issued in reinvestment of dividends and distributions	2,696	32,945	2,555	30,712
Shares redeemed	(31,341)	(381,771)	(66,794)	(799,745)
Net decrease	(24,187)	$(294,424)	(60,141)	$(720,161)

On December 31, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	32%
Class B	1	5%
Class C	3	51%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Large Cap Blend Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends and distributions paid during the years ended December 31, 2006 and 2005, respectively by the Fund were as follows:

Ordinary Income		Long-Term Capital Gain
2006	2005	2006	2005
$710,101	$667,882	$2,710,866	$2,391,972

The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales and differing treatments of capital loss carryforwards due to section 382 limitations related to the Fund's merger with Credit Suisse Tax Efficient Fund.

At December 31, 2006, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$1,384,544
Accumulated net realized gain	2,706,602
Capital loss carryforwards limited due to merger	(1,724,393)
Unrealized appreciation	5,359,079
$7,725,832

At December 31, 2006, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires December 31,
2009	2010
$918,895	$805,498

It is uncertain that the Fund will be able realize the full benefit of these losses prior to expiration due to section 382 limitations related to the Fund's merger with Credit Suisse Tax Efficient Fund.

During the tax year ended December 2006, the Fund utilized $585,293 of the capital loss carryforward.

At December 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $65,147,855, $6,011,713, $(652,634) and $5,359,079, respectively.

Credit Suisse Large Cap Blend Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 7. Federal Income Taxes

At December 31, 2006, the Fund reclassified $154,194 from accumulated net realized gain from investments to paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of the capital loss carryforward acquired from the merger with Credit Suisse Tax Efficient Fund. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse Large Cap Blend Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Large Cap Blend Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Blend Fund, Inc. (the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 15, 2007

Credit Suisse Large Cap Blend Fund

Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 14-15, 2006, considered the following factors with respect to the Large Cap Blend Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee of 0.50% ("Contractual Advisory Fee") that will become effective December 1, 2006 in connection with the Fund's change in investment strategy also effective on that date, in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse").

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, the Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for

Credit Suisse Large Cap Blend Fund

Board Approval of Advisory Agreement (unaudited) (continued)

the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationships with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Large Cap Blend Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee is among the lowest in the Expense Group and the Board considered the fees to be reasonable.

•  The Fund's performance was below most of its peers in the Performance Group and Performance Universe for the periods reviewed. As a result of continued underperformance and in view of the organizational realignment of Credit Suisse's asset management business and the potential impact of these changes on the Fund, the Board had approved changes in the investment strategies and portfolio management of the Fund to a quantitative strategies approach to be implemented by the Credit Suisse Quantitative Strategies Group. The quantitative strategies and Contractual Advisory fee went into effect on December 1, 2006. The Board would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the relatively small size of the Fund and the amount of the Contractual Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Large Cap Blend Fund

Information Concerning Directors and Officers (unaudited)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/02/41	Director, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	37	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end Investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 04/23/32	Director, Nominating and Audit Committee Member	Since 1999	Currently retired	31	None

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 Date of Birth: 10/29/46	Director, Nominating and Audit Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	30	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers)

1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2  Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Large Cap Blend Fund

Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh 301 ICC Georgetown University Washington, DC 20057 Date of Birth: 02/11/37	Director, Nominating and Audit Committee Member	Since 2001 Dean Emeritus and	Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	30	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 40 East 52nd Street New York, New York 10022 Date of Birth: 07/10/48	Chairman of the Board of Directors, Nominating Committee Chairman and Audit Committee Member	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Transition Adviser to SunGard Securities Finance, Inc. from February 2002 to July 2002; President of SunGard Securities Finance, Inc. from 2001 to February 2002; President of Loanet, Inc. (on-line accounting service) from 1997 to 2001.	37	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Director

Michael E. Kenneally[3] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 03/30/54	Director	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	30	None

3  Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Large Cap Blend Fund

Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Keith M. Schappert Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 01/14/51	Chief Executive Officer and President	Since 2007	Executive Vice Chairman and Head of Asset Management for Americas; Chief Executive Officer and President of Federated Investment Advisory Companies from 2002 to March 31, 2006; Chief Executive Officer and President of JP Morgan Investment Management from April 1994 to November 2001.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 11/15/59	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 09/21/66	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/13/67	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 12/09/65	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Large Cap Blend Fund

Tax Information Letter

December 31, 2006 (unaudited)

Important Tax Information for Corporate Shareholders

Corporate Shareholders should note for the year ended December 31, 2006, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 46.91%.

Important Tax Information for Shareholders

For the fiscal year ended December 31, 2006 certain dividends paid by Large Cap Blend Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2006 Form 1099-DIV.

During the year ended December 31, 2006, the Fund declared $2,710,866 in dividends that were designated as long-term capital gains dividends.

Credit Suisse Large Cap Blend Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  LCB-AR-1206

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2006. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2006.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2005 and December 31, 2006.

	2005	2006
Audit Fees	$15,630	$15,186
Audit-Related Fees(1)	$3,150	$3,245
Tax Fees(2)	$2,443	$2,515
All Other Fees	—	—
Total	$21,223	$20,946

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,150 for 2005 and $3,245 for 2006).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2005 and December 31, 2006.

	2005	2006
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	$394,000	N/A
Total	$394,000	N/A

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(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2005	2006
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2005 and December 31, 2006:

	2005	2006
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2005 and December 31, 2006 were $5,593 and $5,760, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

4

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 9, 2007

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 9, 2007

6